GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Goodwill [Line Items]
Balance at beginning of year	$ 59,847	$ 59,918
Goodwill impairment charge	(11,211)	0	$ (1,855)
Translation adjustments	(1,310)	(71)
Balance at the end of year	$ 47,326	$ 59,847	$ 59,918